Acquisitions and Divestitures - Spectrum License Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Gain on sale of licenses	$ 0	$ 270	$ 142
Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired		1,000	400
Affiliates of Sprint Corporation | PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired		100
Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired		400
Selling, general and administrative expense | Affiliates of AT&T Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses		100	100
Selling, general and administrative expense | Affiliates of Sprint Corporation | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Intangible assets acquired			$ 300
Selling, general and administrative expense | Affiliates of T-Mobile USA, Inc. | AWS and PCS spectrum licenses
Business Acquisition [Line Items]
Gain on sale of licenses		$ 100